LEASES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
LEASES
Schedule of company's recognition of its operating lease

June 30, 2021
Assets
Operating lease right-of-use asset	$48,962
Total lease assets	$48,962

Liabilities
Current
Current portion of operating lease liability	$45,043
Non-current
Operating lease liability	4,172
Total lease liabilities	$49,215

December 31, 2020
Assets
Operating lease right-of-use asset	$68,229
Total lease assets	$68,229

Liabilities
Current
Current portion of operating lease liability	$40,790
Non-current
Operating lease liability	27,809
Total lease liabilities	$68,599

Schedule of minimum operating lease payments

Rent expense, consisting of minimum operating lease payments and variable lease payments for pass through items such as common area maintenance and real estate taxes for the six months ended June 30, 2021 and 2020 is recorded as general and administrative expense and consisted of the following:

	2021	2020

Operating lease cost	$24,542	$22,891
Variable lease costs	267	-

Total lease costs	$24,809	$22,891

Rent expense, consisting of minimum operating lease payments and variable lease payments for pass through items such as common area maintenance and real estate taxes for the years ended December 31, 2020 and 2019 is recorded as general and administrative expense and consisted of the following:

	2020	2019
Operating lease cost	$50,060	$48,101
Variable lease costs	895	4,381

Total lease costs	$50,955	$52,482

Schedule of maturity operating lease payment	A maturity analysis of our operating lease minimum lease payments follows:

2021	$25,452
2022	29,694
Total	55,146

Discount factor	(5,931)
Total lease liability	$49,215
A maturity analysis of our operating lease minimum lease payments follows:

2021	$50,904
2022	29,694
Total	80,598

Discount factor	(11,999)
Total lease liability	$68,599